Land Use Rights, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Land Use Rights, Net [Line Items]
Amortization expense	$ 217,977	$ 126,042